Other Receivables (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Feb. 27, 2013
Other Receivables [Line Items]
Financing Receivable, Gross		$ 15,000
Other Receivables		15,000
Promissory Note One [Member]
Other Receivables [Line Items]
Financing Receivable, Gross			65,771
Debt Instrument Periodic Receipt Principal	1,028	1,028
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date	Jun. 04, 2014	Jun. 04, 2014
Other Receivables		15,000
Promissory Note Two [Member]
Other Receivables [Line Items]
Debt Instrument Periodic Receipt Principal	500	500
Other Receivables	$ 8,835	$ 14,257